Litigation	12 Months Ended
Dec. 31, 2019
Litigation
39 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described below include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters below includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed below the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The following table presents a roll forward of the Group’s aggregate litigation provisions.
Litigation provisions
	2019
CHF million
Balance at beginning of period	681
Increase in litigation accruals	734
Decrease in litigation accruals	(111)
Decrease for settlements and other cash payments	(495)
Reclassifications	97	[1]
Foreign exchange translation	(8)
Balance at end of period	898
1
At the end of 2018, the Group completed its three-year restructuring plan, implemented in connection with its revised strategy. In 2019, CHF 97 million was transferred from restructuring provision to litigation provision.

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed below for which the Group believes an estimate is possible is zero to CHF  1.3 billion.
After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Enron-related litigation
Credit Suisse Securities (USA) LLC (CSS LLC) and certain of its affiliates, together with Deutsche Bank Securities Inc., Deutsche Bank AG, and Merrill Lynch & Co., Inc., were named as defendants in an Enron-related action, Silvercreek Management Inc. v. Citigroup, Inc., et al., in the US District Court for the Southern District of New York (SDNY). In this action, plaintiffs asserted they relied on Enron’s financial statements, and sought to hold the defendants responsible for any inaccuracies in Enron’s financial statements. The plaintiffs sought to assert federal and state law claims relating to its alleged USD  280 million in losses relating to its Enron investments. On November 10, 2017, the defendants filed motions for summary judgment. On September 28, 2018, the SDNY granted in part and denied in part the defendants’ motions for summary judgment, dismissing certain claims. On December 28, 2018, CSS LLC and its affiliates, together with Deutsche Bank Securities Inc., Deutsche Bank AG, and Merrill Lynch & Co., Inc. executed an agreement with the plaintiffs to settle this litigation. On January 10, 2019, the SDNY entered an order of final judgment dismissing with prejudice all claims against those defendants. This ends the last of CSS LLC and its affiliates’ Enron-related litigation.
Mortgage-related matters
Government and regulatory related matters
Various financial institutions, including CSS LLC and certain of its affiliates, have received requests for information from, and/or have been defending civil actions by, certain regulators and/or government entities, including the US Department of Justice (DOJ) and other members of the Residential Mortgage-Backed Securities (RMBS) Working Group of the US Financial Fraud Enforcement Task Force, regarding the origination, purchase, securitization, servicing and trading of subprime and non-subprime residential and commercial mortgages and related issues. CSS LLC and its affiliates are cooperating with such requests for information.
DOJ RMBS settlement
As previously disclosed, on January 18, 2017, CSS LLC and its current and former US subsidiaries and US affiliates reached a settlement with the DOJ related to its legacy RMBS business, a business conducted through 2007. The settlement resolved potential civil claims by the DOJ related to certain of those Credit
Suisse entities’ packaging, marketing, structuring, arrangement, underwriting, issuance and sale of RMBS. Pursuant to the terms of the settlement a civil monetary penalty was paid to the DOJ in January 2017. The settlement also required the above-mentioned entities to provide a specified amount of consumer relief measures, including affordable housing payments and loan forgiveness, within five years of the settlement, and the DOJ and Credit Suisse agreed to the appointment of an independent monitor to oversee the completion of the consumer relief requirements of the settlement. The monitor has published reports periodically noting Credit Suisse’s cooperation and progress toward satisfaction of the consumer relief requirements.
NJAG litigation
On December 18, 2013, the New Jersey Attorney General (NJAG), on behalf of the State of New Jersey, filed a civil action in the Superior Court of New Jersey, Chancery Division, Mercer County (SCNJ), against CSS LLC and affiliated entities in their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions prior to 2008. The original complaint, which referenced 13 RMBS issued, sponsored, deposited and underwritten by CSS LLC and its affiliates in 2006 and 2007, alleges that CSS LLC and its affiliates misled investors and engaged in fraud or deceit in connection with the offer and sale of RMBS, and seeks an unspecified amount of damages. On August 21, 2014, the SCNJ dismissed without prejudice the action brought against CSS LLC and its affiliates by the NJAG. On September 4, 2014, the NJAG filed an amended complaint against CSS LLC and its affiliates, asserting additional allegations but not expanding the number of claims or RMBS referenced in the original complaint. On August 21, 2019, the NJAG filed a motion for partial summary judgment. On November 18, 2019, CSS LLC and its affiliates filed a cross-motion for partial summary judgment.
Civil litigation
CSS LLC and/or certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases include or have included class action lawsuits, actions by individual investors in RMBS, actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS, and repurchase actions by RMBS trusts, trustees and/or investors. Although the allegations vary by lawsuit, plaintiffs in the class actions and individual investor actions have generally alleged that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued; monoline insurers allege that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization and that they were fraudulently induced to enter into the transactions; and repurchase action plaintiffs generally allege breached representations and warranties in respect of mortgage loans and failure to repurchase such mortgage loans as required under the applicable agreements. The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance. Further, unless otherwise stated, amounts attributable to an “operative pleading” for the individual investor actions are not altered for settlements, dismissals or other occurrences, if any, that may have caused the amounts to change subsequent to the operative pleading. In addition to the mortgage-related actions discussed below, a number of other entities have threatened to assert claims against CSS LLC and/or its affiliates in connection with various RMBS issuances.
Individual investor actions
CSS LLC and, in some instances, its affiliates, as an RMBS issuer, underwriter and/or other participant, along with other defendants, have been named as defendants in: (i) one action brought by the Federal Deposit Insurance Corporation (FDIC), as receiver for Citizens National Bank and Strategic Capital Bank, in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD  28 million of the RMBS at issue (approximately 20% of the USD  141 million at issue against all defendants in the operative pleading); on October 18, 2019, the SDNY denied a motion filed in September 2017 by the defendants, including CSS LLC and its affiliates, to dismiss the FDIC’s second amended complaint; (ii) one action brought by the FDIC, as receiver for Colonial Bank, in the SDNY, in which claims against CSS LLC relate to approximately USD  92 million of the RMBS at issue (approximately 23% of the USD  394 million at issue against all defendants in the operative pleading); (iii) one action brought by the Federal Home Loan Bank of Seattle (FHLB Seattle) in Washington state court, in which claims against CSS LLC and its affiliates relate to approximately USD  145 million of the RMBS at issue, reduced from approximately USD  249 million of RMBS at issue; on October 3, 2019, the Washington State Supreme Court reversed the trial court’s May 4, 2016 summary judgment order, previously affirmed by the Washington State Court of Appeals, dismissing with prejudice FHLB Seattle’s claims, and remanded the action for further proceedings before the trial court; trial is scheduled to begin in August 2020; and (iv) one action brought by the Federal Home Loan Bank of Boston in Massachusetts state court, in which claims against CSS LLC and its affiliates relate to approximately USD  333 million of the RMBS at issue, reduced from USD  373 million (approximately 6% of the USD  5.7 billion at issue against all defendants in the operative pleading) following the October 27, 2015 stipulation of voluntary dismissal with prejudice of claims pertaining to a certain RMBS offering on which CSS LLC and its affiliates were sued, and which has a trial scheduled to begin in March 2021. These actions are at various procedural stages.
CSS LLC and certain of its affiliates are the only defendants named in an action brought by IKB Deutsche Industriebank AG and affiliated entities in the Supreme Court for the State of New York, New York County (SCNY), in which claims against CSS LLC and its affiliates relate to approximately USD  97 million of RMBS at issue; this action is at an intermediate procedural stage. CSS LLC and an affiliate were defendants in an action brought by Royal Park Investments SA/NV (Royal Park) in the SCNY, in which claims against CSS LLC and its affiliate related to approximately USD  360 million of RMBS at issue; on October 9, 2018, the Appellate Division First Department of the SCNY (First Department) affirmed the trial court’s dismissal with prejudice of all claims against CSS LLC and its affiliate and, on January 15, 2019, the New York State Court of Appeals denied Royal Park’s request to further appeal.
As disclosed in Credit Suisse’s second quarter Financial Report of 2019, on May 16, 2019, following a settlement, the Circuit Court of Montgomery County, Alabama presiding in the action brought by the FDIC, as receiver for Colonial Bank, dismissed with prejudice all claims against CSS LLC and its affiliates relating to approximately USD 139 million of RMBS at issue.
Monoline insurer disputes
CSS LLC and certain of its affiliates are defendants in one monoline insurer action pending in the SCNY, commenced by MBIA Insurance Corp. (MBIA) as guarantor for payments of principal and interest related to approximately USD  770 million of RMBS issued in an offering sponsored by the Credit Suisse defendants. One theory of liability advanced by MBIA is that an affiliate of CSS LLC must repurchase certain mortgage loans from the trusts at issue. MBIA claims that the vast majority of the underlying mortgage loans breach certain representations and warranties, and that the affiliate has failed to repurchase the allegedly defective loans. In addition, MBIA brought claims for fraudulent inducement, material misrepresentations, breaches of warranties, repurchase obligations, and reimbursement. MBIA submitted repurchase demands for loans with an original principal balance of approximately USD  549 million. On March 31, 2017, the SCNY granted in part and denied in part both parties’ respective summary judgment motions, which resulted, among other things, in the dismissal of MBIA’s fraudulent inducement claim with prejudice. On September 13, 2018, the First Department issued a decision that, among other things, affirmed the dismissal of MBIA’s fraudulent inducement claim with prejudice. The First Department also ruled in favor of CSS LLC and certain of its affiliates on their cross-appeal, reversing the trial court’s interpretation of certain representations and warranties and ruling that their meaning should be decided at trial. Following its decision, the First Department remanded the action to the trial court for further proceedings. On August 2, 2019, the SCNY concluded a two-week bench trial. The parties completed post-trial briefing on November 21, 2019. A decision has not yet been issued.
Repurchase litigations
DLJ Mortgage Capital, Inc. (DLJ) is a defendant in: (i) one action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7, in which plaintiff alleges damages of not less than USD  374 million, increased from not less than USD  341 million, in an amended complaint filed on August 19, 2019, which action is proceeding in the SCNY following the resolution of a previously pending appeal; on January 13, 2020, DLJ filed a motion to dismiss this action in its entirety; (ii) one action brought by Home Equity Asset Trust, Series 2006-8, in which plaintiff alleges damages of not less than USD  436 million; (iii) one action brought by Home Equity Asset Trust 2007-1, in which plaintiff alleges damages of not less than USD  420 million; on December 27, 2018, the SCNY denied DLJ’s motion for partial summary judgment in this action, and the First Department affirmed the SCNY’s summary judgment order on October 10, 2019; on January 30, 2020, the First Department granted DLJ leave to further appeal its decision to the New York State Court of Appeals; on March 2, 2020, trial in this action, which was scheduled to begin in October 2020, was postponed pending final resolution of DLJ’s summary judgment appeal; (iv) one action brought by Home Equity Asset Trust Series 2007-3, in which plaintiff alleges damages of not less than USD  206 million, which was dismissed without prejudice by order of the SCNY on December 21, 2015 with leave to restore within one year and which plaintiff moved to restore on December 20, 2016, which the court granted on March 15, 2017 by restoring the case to active status; (v) one action brought by Home Equity Asset Trust 2007-2, in which plaintiff alleges damages of not less than USD  495 million; and (vi) one action brought by CSMC Asset-Backed Trust 2007-NC1, in which no damages amount is alleged. These actions are brought in the SCNY and are at various procedural stages. DLJ and its affiliate, Select Portfolio Servicing, Inc. (SPS), are defendants in two actions that have been consolidated for certain procedural purposes, including trial, in the SCNY: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3 and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD  730 million, and allege that SPS obstructed the investigation into the full extent of the defects in the mortgage pools by refusing to afford the trustee reasonable access to certain origination files; and one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD  500 million, and alleges that SPS likely discovered DLJ’s alleged breaches of representations and warranties but did not notify the trustee of such breaches, in alleged violation of its contractual obligations. On January 10, 2019, the SCNY denied DLJ’s motion for partial summary judgment in these actions, and the First Department affirmed the SCNY’s summary judgment order on September 17, 2019. On December 12, 2019, the First Department granted DLJ leave to further appeal its decision to the New York State Court of Appeals. On December 17, 2019, trial in these actions, which was scheduled to begin in December 2019 and subsequently rescheduled to begin in January 2020, was postponed pending final resolution of DLJ’s summary judgment appeal.
As disclosed in Credit Suisse’s fourth quarter Financial Report of 2013, the following repurchase actions were dismissed with prejudice in 2013: the three consolidated actions brought by Home Equity Asset Trust 2006-5, Home Equity Asset Trust 2006-6 and Home Equity Asset Trust 2006-7 against DLJ. Those dismissals were upheld by the New York State Court of Appeals on February 19, 2019. On July 8, 2019, the notice of appeal plaintiffs filed before the First Department from the SCNY’s April 2017 denial of plaintiffs’ request that its 2013 dismissal decision be modified to allow plaintiffs to assert new claims not previously included in plaintiffs’ consolidated complaint was deemed dismissed when plaintiffs declined to further pursue their appeal by a court-ordered deadline. On August 15, 2019, the trustees for Home Equity Asset Trust 2006-5, Home Equity Asset Trust 2006-6 and Home Equity Asset Trust 2006-7 commenced a new repurchase action against DLJ in the SCNY, in which plaintiffs alleged damages of not less than USD 936 million, asserting substantially similar claims against DLJ as those alleged in the three consolidated repurchase actions that were dismissed with prejudice in 2013. On September 20, 2019, DLJ filed a motion to dismiss and on November 25, 2019, the SCNY entered an order dismissing this new action with prejudice. On December 20, 2019, the plaintiffs filed a notice of appeal to the First Department.
Bank loan litigation
CSS LLC and certain of its affiliates are the subject of certain litigation relating to certain real estate developments including Yellowstone Club and Lake Las Vegas as well as other similar real estate developments. Credit Suisse defendants in these matters arranged, and acted as the agent bank for, syndicated loans provided to borrowers affiliated with such real estate developments, and who have since gone through bankruptcy or foreclosure. Such litigation includes two cases brought in Texas and New York state courts by entities related to Highland Capital Management LP (Highland). In the case in Texas state court, a jury trial was held in December 2014 on Highland’s claim for fraudulent inducement by affirmative misrepresentation and omission. A verdict was issued for the plaintiff on its claim for fraudulent inducement by affirmative misrepresentation, but the jury rejected its claim that CSS LLC and an affiliate had committed fraudulent inducement by omission. The Texas judge held a bench trial on Highland’s remaining claims in May and June 2015, and entered judgment in the amount of USD  287 million (including prejudgment interest) for the plaintiff on September 4, 2015. Both parties appealed and on February 21, 2018 the appeals court affirmed the lower court’s decision. On March 7, 2018, the defendants filed a motion for rehearing with the appeals court. On April 2, 2018, the motion for rehearing with the appeals court was denied. On July 18, 2018, the defendants filed a request for review by the Texas Supreme Court. On December 14, 2018, the court issued an order requiring briefs on the merits in the request for review. On October 4, 2019, the Texas Supreme Court granted the request for review. On January 8, 2020, the Texas Supreme Court heard oral argument. A decision has not yet been issued. In the case in New York state court, the court granted in part and denied in part CSS LLC and certain of its affiliates’ summary judgment motion. Both parties appealed that decision, but the appellate court affirmed the decision in full. The case is currently in discovery. CSS LLC and certain of its affiliates separately sued Highland-managed funds on related trades and received a favorable judgment awarding both principal owed and prejudgment interest. Highland appealed the portion of the judgment awarding prejudgment interest, however the original decision was affirmed in its entirety. The parties subsequently agreed to settle the amount owed by the Highland-managed funds under the judgment.
Tax and securities law matters
On May 19, 2014, Credit Suisse AG entered into settlement agreements with several US regulators regarding its US cross-border matters. As part of the agreements, Credit Suisse AG, among other things, engaged an independent corporate monitor that reports to the New York State Department of Financial Services. As of July 31, 2018, the monitor has concluded both his review and his assignment. Credit Suisse AG continues to provide periodic updates to certain authorities in respect of implementing the monitor recommendations.
Rates-related matters
Regulatory matters
Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including Credit Suisse Group AG, which is a member of three LIBOR rate-setting panels (US Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR). Credit Suisse is cooperating fully with these investigations. In particular, it has been reported that regulators are investigating whether financial institutions engaged in an effort to manipulate LIBOR, either individually or in concert with other institutions, in order to improve market perception of these institutions’ financial health and/or to increase the value of their proprietary trading positions. In response to regulatory inquiries, Credit Suisse commissioned a review of these issues. To date, Credit Suisse has seen no evidence to suggest that it is likely to have any material exposure in connection with these issues.
Regulatory authorities in a number of jurisdictions, including the Swiss Competition Commission (COMCO), the European Commission (Commission), the South African Competition Commission, and the Brazilian Competition Authority have been conducting investigations into the trading activities, information sharing and the setting of benchmark rates in the foreign exchange (including electronic trading) markets.
On March 31, 2014, COMCO announced its formal investigation of numerous Swiss and international financial institutions, including Credit Suisse Group AG, in relation to the setting of exchange rates in foreign exchange trading. Credit Suisse continues to cooperate with this ongoing investigation.
On July 26, 2018, Credit Suisse Group AG and certain affiliates received a Statement of Objections from the Commission, alleging that Credit Suisse entities engaged in anticompetitive practices in connection with their foreign exchange trading business. The Statement of Objections sets out the Commission’s preliminary views and does not prejudge the final outcome of its investigation.
The reference rates investigations have also included information requests from regulators concerning supranational, sub-sovereign and agency (SSA) bonds and commodities (including precious metals) markets. Credit Suisse is cooperating fully with these investigations.
On December 20, 2018, Credit Suisse Group AG and Credit Suisse Securities (Europe) Limited received a Statement of Objections from the Commission, alleging that Credit Suisse entities engaged in anticompetitive practices in connection with its SSA bonds trading business. The Statement of Objections sets out the Commission’s preliminary views and does not prejudge the final outcome of its investigation.
The investigations are ongoing and it is too soon to predict the final outcome of the investigations.
Civil litigation
USD LIBOR litigation
Beginning in 2011, certain Credit Suisse entities were named in various civil lawsuits filed in the US, alleging banks on the US dollar LIBOR panel manipulated US dollar LIBOR to benefit their reputation and increase profits. All but one of these matters was consolidated for pre-trial purposes into a multi-district litigation in the SDNY. The majority of the actions have been stayed since their outset, while a handful of individual actions and putative class actions have been proceeding. The Credit Suisse entities have been dismissed from all non-stayed putative class actions.
In a series of rulings between 2013 and 2018 on motions to dismiss, the SDNY (i) narrowed the claims against the Credit Suisse entities and the other defendants (dismissing antitrust, Racketeer Influenced and Corrupt Organizations Act (RICO), Commodity Exchange Act, and state law claims), (ii) narrowed the set of plaintiffs who may bring claims, and (iii) narrowed the set of defendants in the LIBOR actions (including the dismissal of several Credit Suisse entities from various cases on personal jurisdiction grounds). The plaintiffs have appealed several of the SDNY’s rulings to the United States Court of Appeals for the Second Circuit (Second Circuit). On February 23, 2018, the Second Circuit decided one of the appeals in an individual (non-class) action and largely affirmed the SDNY’s rulings, including upholding the dismissal of certain state law and securities law claims as to Credit Suisse Group AG, but vacated certain rulings and remanded the case for further proceedings. Another consolidated Second Circuit appeal is still pending.
Separately, on May 4, 2017, the plaintiffs in the three non-stayed putative class actions moved for class certification. On February 28, 2018, the SDNY denied certification in two of the actions and granted certification over a single antitrust claim in an action brought by over-the-counter purchasers of LIBOR-linked derivatives. In the same decision, the court dismissed Credit Suisse AG, the only remaining Credit Suisse entity in the action, from the over-the-counter action. All parties moved for immediate appellate review of the class-certification decisions, and the Second Circuit denied their petitions for review.
On June 15, 2018, plaintiffs in several non-class actions filed amended complaints or filed for leave to amend their operative complaints. On July 13, 2018, defendants moved to dismiss the amended complaints and opposed leave to amend. On March 25, 2019, the SDNY granted in part and denied in part defendants’ motions to dismiss various actions and certain plaintiffs’ motions for leave to amend their complaints. The SDNY’s decision narrowed the claims in several of the remaining individual investor actions on grounds relating to personal jurisdiction, the statute of limitations and the merits.
In the one matter not consolidated in the multi-district litigation, the SDNY granted the defendants’ motion to dismiss on March 31, 2015. On June 1, 2015, plaintiff moved for leave to file a second amended complaint in the SDNY. On March 20, 2018, the SDNY denied the plaintiff’s request for leave to file an amended pleading and dismissed the case on the merits. Plaintiff appealed to the Second Circuit. On April 30, 2019, the Second Circuit affirmed the SDNY’s March 20, 2018 decision that dismissed the case. On July 29, 2019, plaintiff filed a petition for a writ of certiorari with the Supreme Court of the United States, which was denied on October 7, 2019, leaving no further avenues for appeal.
USD ICE LIBOR litigation
In January 2019, members of the US dollar Intercontinental Exchange (ICE) LIBOR panel, including Credit Suisse Group AG and certain of its affiliates, were named in three civil putative class action lawsuits alleging that panel banks suppressed US dollar ICE LIBOR to benefit defendants’ trading positions. These actions have been consolidated in the SDNY. On July 1, 2019, plaintiffs filed a consolidated complaint. On August 30, 2019, defendants filed a motion to dismiss.
CHF LIBOR litigation
In February 2015, various banks that served on the Swiss franc LIBOR panel, including Credit Suisse Group AG, were named in a civil putative class action lawsuit filed in the SDNY, alleging manipulation of Swiss franc LIBOR to benefit defendants’ trading positions. On September 25, 2017, the SDNY granted defendants’ motion to dismiss all claims, but permitted the plaintiffs to file an amended complaint. Defendants filed motions to dismiss the amended complaint on February 7, 2018. On September 16, 2019, the SDNY granted defendants’ motions to dismiss, finding that the court lacked subject matter jurisdiction over the case. On October 16, 2019, plaintiffs filed a notice of appeal.
SIBOR/SOR litigation
In July 2016, various banks that served on the Singapore Interbank Offered Rate (SIBOR) and Singapore Swap Offer Rate (SOR) panels, including Credit Suisse Group AG and affiliates, were named in a civil putative class action lawsuit filed in the SDNY, alleging manipulation of SIBOR and SOR to benefit defendants’ trading positions. On August 18, 2017, the SDNY dismissed all claims against Credit Suisse Group AG and affiliates (and various other defendants) but granted the plaintiffs leave to amend their complaint. On October 4, 2018, the SDNY granted in part and denied in part defendants’ motion to dismiss plaintiffs’ second amended complaint, upholding antitrust claims against Credit Suisse AG and other panel bank defendants, but narrowing the claims to those related to Singapore Dollar SIBOR and dismissing all but one plaintiff from the action. The court also dismissed the RICO claims without leave to amend. On October 25, 2018, the remaining plaintiff filed a third amended complaint. The remaining defendants moved to dismiss on November 15, 2018. On July 26, 2019, the SDNY granted defendants’ motion to dismiss and denied plaintiff’s motion for leave to amend, holding that the court lacked subject matter jurisdiction over the action. On August 26, 2019, plaintiff filed a notice of appeal.
Foreign exchange litigation
Credit Suisse Group AG and affiliates as well as other financial institutions are named in five pending civil lawsuits in the SDNY relating to the alleged manipulation of foreign exchange rates.
The first pending matter is a putative consolidated class action. On January 28, 2015, the court denied defendants’ motion to dismiss the original consolidated complaint brought by US-based investors and foreign plaintiffs who transacted in the US, but granted their motion to dismiss the claims of foreign-based investors for transactions outside of the US. In July 2015, plaintiffs filed a second consolidated amended complaint, adding additional defendants and asserting additional claims on behalf of a second putative class of exchange investors. On September 20, 2016, the SDNY granted in part and denied in part a motion to dismiss filed by the Group and affiliates, along with other financial institutions, which reduced the size of the putative class, but allowed the primary antitrust and Commodity Exchange Act claims to survive. On May 31, 2018, plaintiffs served a motion for class certification, which the Group and affiliates opposed on October 25, 2018. On September 3, 2019, the SDNY denied plaintiffs’ motion for certification of a Rule 23(b)(3) damages class, ruling that proof of both injury and damages must proceed on an individual basis, but granted certification as to two threshold issues concerning the alleged conspiracy. The SDNY also denied plaintiffs’ motion for certification of a second proposed class in its entirety.
The second pending matter names Credit Suisse AG and affiliates, as well as other financial institutions in a putative class action filed in the SDNY on June 3, 2015. This action is based on the same alleged conduct as the consolidated class action and alleges violations of the US Employee Retirement Income Security Act of 1974 (ERISA). On August 23, 2016, the SDNY granted a motion to dismiss filed by affiliates of Credit Suisse AG, along with other financial institutions. Plaintiffs appealed that decision, and on July 10, 2018, the Second Circuit issued an order affirming in full the SDNY’s decision to dismiss the putative ERISA class action against Credit Suisse AG and affiliates as well as other defendant financial institutions and denying plaintiffs’ request for leave to amend their complaint.
The third pending matter originally named Credit Suisse Group AG and affiliates, as well as other financial institutions, in a consolidated putative class action filed in the SDNY, alleging manipulation of the foreign exchange market on behalf of indirect purchasers of foreign exchange instruments. On March 15, 2018, the court issued a decision granting defendants’ joint motion to dismiss and dismissing the consolidated complaint in its entirety. On October 25, 2018, the SDNY granted in substantial part plaintiffs’ motion for leave to file a proposed second consolidated class action complaint, which plaintiffs filed on November 28, 2018. On December 20, 2018, the Group, together with other financial institutions, filed a motion to dismiss on the basis of personal jurisdiction. On February 19, 2019, plaintiffs voluntarily dismissed Credit Suisse Group AG.
The fourth pending matter names Credit Suisse Group AG and affiliates in a putative class action filed in the SDNY on July 12, 2017, alleging improper practices in connection with electronic foreign exchange trading. On April 12, 2018, the SDNY granted defendants’ motion to compel arbitration.
The fifth pending matter originally named Credit Suisse Group AG and affiliates, as well as other financial institutions, in a civil action filed in the SDNY on November 13, 2018. This action is based on the same alleged conduct as the consolidated class action. On March 1, 2019, plaintiffs filed an amended complaint. On April 1, 2019, defendants filed motions to dismiss. On April 23, 2019, plaintiffs sought leave to file a second amended complaint in lieu of responding to defendants’ motions. On April 26, 2019, the SDNY ordered plaintiffs to file their second amended complaint subject to defendants’ right to oppose the amendment and to renew their motions to dismiss, and on June 11, 2019, plaintiffs filed a second amended complaint. On June 28, 2019, plaintiffs voluntarily dismissed Credit Suisse Group AG. On July 25, 2019, defendants filed motions to dismiss the second amended complaint. On September 6, 2019, plaintiffs voluntarily dismissed Credit Suisse International. The claims against Credit Suisse AG and CSS LLC remain pending.
Credit Suisse Group AG and certain of its affiliates, together with other financial institutions, have also been named in two Canadian putative class actions, which make allegations similar to the consolidated class action. Further, Credit Suisse Group AG and certain of its affiliates, together with other financial institutions, have also been named in two putative class actions in Israel, which make allegations similar to the consolidated class action.
Treasury markets litigation
CSS LLC, along with over 20 other primary dealers of US treasury securities, has been named in a number of putative civil class action complaints in the US relating to the US treasury markets. These complaints generally allege that defendants colluded to manipulate US treasury auctions, as well as the pricing of US treasury securities in the when-issued market, with impacts upon related futures and options. These actions have been consolidated into a multi-district litigation in the SDNY. On August 23, 2017, the SDNY appointed lead counsel, and on August 25, 2017, three purported class representatives re-filed their complaints as a collective individual action. On November 15, 2017, plaintiffs filed a consolidated amended class action complaint naming CSS LLC, Credit
Suisse Group AG, and Credit Suisse International (CSI), along with a narrower group of other defendants. The consolidated complaint contains previously-asserted allegations as well as new allegations concerning a group boycott to prevent the emergence of anonymous, all-to-all trading in the secondary market for treasury securities. On February 23, 2018, defendants served motions to dismiss on plaintiffs and the SDNY entered a stipulation voluntarily dismissing Credit Suisse Group AG and other defendant holding companies. On March 26, 2018, the SDNY entered a stipulation voluntarily dismissing CSI for lack of personal jurisdiction.
SSA bonds litigation
Credit Suisse Group AG and affiliates, along with other financial institutions and individuals, have been named in several putative class action complaints filed in the SDNY relating to SSA bonds. The complaints generally allege that defendants conspired to fix the prices of SSA bonds sold to and purchased from investors in the secondary market. These actions have been consolidated in the SDNY. On April 7, 2017, plaintiffs filed a consolidated class action complaint. Plaintiffs filed a consolidated amended class action complaint on November 3, 2017, which defendants moved to dismiss on December 12, 2017. On August 24, 2018, the SDNY granted defendants’ motion to dismiss for failure to state a claim, but granted plaintiffs leave to amend. On November 6, 2018, plaintiffs filed a second consolidated amended class action complaint, which defendants moved to dismiss on December 21, 2018. On September 30, 2019, the SDNY granted the motion to dismiss for lack of personal jurisdiction and improper venue made by Credit Suisse and certain other defendants. The court indicated that it will further address defendants’ motion to dismiss for failure to state a claim.
Separately, on February 7, 2019, Credit Suisse AG and certain of its affiliates, together with other financial institutions and individuals, were named in a putative class action filed in the SDNY, which makes allegations similar to the consolidated class action, but seeks to represent a putative class of indirect purchasers of US dollar SSA bonds where the purchase was made in or connected to New York.
Credit Suisse Group AG and certain of its affiliates, together with other financial institutions, have also been named in two Canadian putative class actions, which make allegations similar to the consolidated class action.
Bank Bill Swap litigation
On August 16, 2016, Credit Suisse Group AG and Credit Suisse AG, along with other financial institutions, were named in a putative class action brought in the SDNY, alleging manipulation of the Australian Bank Bill Swap reference rate. Plaintiffs filed an amended complaint on December 16, 2016, which defendants moved to dismiss on February 24, 2017. On November 26, 2018, the SDNY granted in part and denied in part defendants’ motions to dismiss, including dismissing the complaint in its entirety against Credit Suisse Group AG and Credit Suisse AG. On March 4, 2019, plaintiffs were granted leave to file a second amended complaint. On April 3, 2019, plaintiffs filed a second amended complaint. On May 20, 2019, defendants filed motions to dismiss. On February 13, 2020, the SDNY granted in part and denied in part defendants’ motion to dismiss.
Mexican government bonds litigation
Credit Suisse AG and affiliates have been named in multiple putative class actions in US federal court alleging a conspiracy among Credit Suisse entities and other dealer banks to manipulate the Mexican government bond market. These actions have been consolidated in the SDNY and on July 18, 2018, plaintiffs filed their consolidated amended complaint. On September 17, 2018, defendants filed motions to dismiss the consolidated amended complaint. On September 30, 2019, the SDNY granted defendants’ motion to dismiss. On December 9, 2019, plaintiffs filed a second consolidated amended complaint that does not name any Credit Suisse entity as a defendant.
Government-sponsored entity bonds litigation
Since February 22, 2019, Credit Suisse AG and CSS LLC, together with other financial institutions, have been named in multiple putative class action complaints filed in the SDNY, alleging a conspiracy among the financial institutions to fix prices for unsecured bonds issued by Freddie Mac, Fannie Mae, the Federal Home Loan Banks and the Federal Farm Credit Banks.
On April 3, 2019, the SDNY consolidated the putative class action complaints. On May 23, 2019, class plaintiffs in the consolidated putative class action filed a consolidated amended complaint that removed Credit Suisse AG as a defendant. On June 13, 2019, defendants filed a motion to dismiss. On July 12, 2019, plaintiffs filed a second consolidated amended complaint. On August 29, 2019, the SDNY granted defendants’ motion to dismiss, but granted plaintiffs leave to amend. On September 10, 2019, plaintiffs filed a third consolidated amended complaint. On September 17, 2019, defendants filed a motion to dismiss certain aspects of the complaint, which was denied on October 15, 2019. On December 6, 2019, the parties reached an agreement in principle to settle the putative class action in its entirety. Class plaintiffs filed a motion seeking preliminary approval of the global settlement on December 16, 2019, and the SDNY issued an order preliminarily approving the global settlement on February 3, 2020.
Credit Suisse AG and CSS LLC, along with other financial institutions, have been named in two civil actions in the US District Court for the Middle District of Louisiana, alleging a conspiracy among financial institutions to fix prices for unsecured bonds issued by certain government-sponsored entities: one action brought by the Louisiana Attorney General on behalf of the State of Louisiana on September 23, 2019, and one action brought by the City of Baton Rouge on October 21, 2019.
OTC trading cases
Credit Suisse Group AG and affiliates, along with other financial institutions, have been named in one consolidated putative civil class action complaint and one consolidated complaint filed by individual plaintiffs relating to interest rate swaps, alleging that dealer defendants conspired with trading platforms to prevent the development of interest rate swap exchanges. The individual lawsuits were brought by TeraExchange LLC, a swap execution facility, and affiliates, and Javelin Capital Markets LLC, a swap execution facility, and an affiliate, which claim to have suffered lost profits as a result of defendants’ alleged conspiracy. All interest rate swap actions have been consolidated in a multi-district litigation in the SDNY. Both class and individual plaintiffs filed second amended consolidated complaints on December 9, 2016, which defendants moved to dismiss on January 20, 2017. On July 28, 2017, the SDNY granted in part and denied in part defendants’ motions to dismiss. On May 30, 2018, class plaintiffs filed a third amended consolidated class action complaint.
On June 14, 2018, a new direct action complaint was filed by swap execution facility trueEX LLC. On June 20, 2018, the trueEX LLC complaint was added to the existing multi-district litigation. On August 9, 2018, trueEX LLC filed an amended complaint against Credit Suisse Group AG and affiliates, along with other financial institutions, which defendants moved to dismiss on August 28, 2018. On November 20, 2018, the SDNY issued an order granting in part and denying in part defendants’ motion to dismiss the trueEX LLC amended complaint.
On February 20, 2019, class plaintiffs in the consolidated multi-district litigation filed a motion for class certification. On March 20, 2019, class plaintiffs filed a fourth amended consolidated class action complaint. On June 18, 2019, defendants filed their opposition to plaintiffs’ motion for class certification.
On June 8, 2017, Credit Suisse Group AG and affiliates, along with other financial institutions, were named in a civil action filed in the SDNY by Tera Group, Inc. and related entities (collectively “Tera”), alleging violations of antitrust law in connection with the allegation that credit default swap (CDS) dealers conspired to block Tera’s electronic CDS trading platform from successfully entering the market. On September 11, 2017, defendants filed a motion to dismiss. On July 30, 2019, the SDNY granted in part and denied in part defendants’ motion to dismiss. On January 30, 2020, plaintiffs filed an amended complaint.
Credit Suisse Group AG and certain of its affiliates, as well as other financial institutions, were originally named in a number of civil lawsuits in the SDNY, certain of which are brought by class action plaintiffs alleging that the defendants conspired to keep stock-loan trading in an over-the-counter market and collectively boycotted certain trading platforms that sought to enter the market, and certain of which are brought by trading platforms that sought to enter the market alleging that the defendants collectively boycotted the platforms. The SDNY denied defendants’ motions to dismiss in the putative class action. In each of the lawsuits, the court entered a stipulation voluntarily dismissing Credit Suisse Group AG and other defendant holding companies, although certain Credit Suisse Group AG affiliates remain part of the ongoing action.
On August 6, 2019, in one of the civil actions filed in the SDNY by a purported successor in interest to a trading platform for stock loans that sought to enter the market, the SDNY granted defendants’ motion to dismiss and entered judgment in favor of the defendants. On September 3, 2019, plaintiff filed a motion to amend the judgment to permit plaintiff to file an amended complaint or, in the alternative, to dismiss certain claims without prejudice. On September 10, 2019, the SDNY denied in part plaintiff’s motion to amend the judgment but ordered additional briefing on whether certain claims should be dismissed without prejudice. On January 6, 2020, the SDNY denied plaintiff’s motion to amend the judgment.
ATA litigation
A lawsuit was filed on November 10, 2014 in the US District Court for the Eastern District of New York (EDNY) against a number of banks, including Credit Suisse AG, alleging claims under the United States Anti-Terrorism Act (ATA). The action alleges a conspiracy between Iran and various international financial institutions, including the defendants, in which they agreed to alter, falsify or omit information from payment messages that involved Iranian parties for the express purpose of concealing the Iranian parties’ financial activities and transactions from detection by US authorities. The complaint, brought by approximately 200 plaintiffs, alleges that this conspiracy has made it possible for Iran to transfer funds to Hezbollah and other terrorist organizations actively engaged in harming US military personnel and civilians. On July 12, 2016, plaintiffs filed a second amended complaint in the EDNY against a number of banks, including Credit Suisse AG, alleging claims under the ATA. On September 14, 2016, Credit Suisse AG and the other defendants filed motions to dismiss the plaintiffs’ second amended complaint in the EDNY. On September 16, 2019, the EDNY granted defendants’ motion to dismiss. Plaintiffs moved for partial reconsideration of portions of the dismissal that do not relate to Credit Suisse, which the court denied on October 28, 2019. On November 26, 2019, plaintiffs filed a notice of appeal.
Another lawsuit was filed on November 9, 2017, in the SDNY against a number of banks, including Credit Suisse AG, alleging claims under the ATA. On March 2, 2018, Credit Suisse AG and other defendants filed motions to dismiss the plaintiffs’ complaint. On March 28, 2019, the SDNY granted the motion to dismiss. On April 22, 2019, plaintiffs filed a motion for leave to amend their complaint, which defendants opposed on May 20, 2019. On February 25, 2020, the court denied plaintiffs’ motion to amend their complaint and dismissed the case with prejudice as to Credit Suisse AG and the other moving bank defendants.
In December 2018, five additional lawsuits were filed in the EDNY or SDNY against a number of banks, including Credit Suisse AG and, in two instances, Credit Suisse AG, New York Branch alleging claims under the ATA and the Justice Against Sponsors of Terrorism Act. These actions similarly allege a conspiracy between Iran and various international financial institutions, including the defendants, in which they agreed to alter, falsify or omit information from payment messages that involved Iranian parties, and that this conspiracy made it possible for Iran to transfer funds to terrorist organizations actively engaged in harming US military personnel and civilians.
On April 11, 2019, another action alleging claims under the ATA was filed in the EDNY that is related to, and makes allegations materially similar to, the other ATA cases already pending in the EDNY. On January 6, 2020, defendants filed a motion to dismiss two of these cases, which are pending before the same EDNY judge that granted defendants’ motion to dismiss.
Other than cases that have been decided or where a motion to dismiss is pending, these cases have been stayed pending the outcome of certain of the decisions described above.
MPS
In late 2014, the Monte dei Paschi di Siena Foundation (Foundation) filed a lawsuit in the Civil Court of Milan, Italy seeking EUR  3 billion in damages jointly from Credit Suisse Securities (Europe) Limited (CSSEL), Banca Leonardo & Co S.p.A. and former members of the Foundation’s management committee. The lawsuit relates to the fairness opinions CSSEL and Banca Leonardo & Co S.p.A. delivered to the Foundation in connection with the EUR  9 billion acquisition of Banca Antonveneta S.p.A. by Banca Monte dei Paschi di Siena S.p.A. (BMPS) in 2008. BMPS funded the acquisition by a EUR  5 billion rights offer and the issuance of unredeemable securities convertible into BMPS shares, in which the Foundation invested EUR  2.9 billion and EUR  490 million, respectively. The Foundation alleges that the fairness opinions were issued in the absence of key financial information. CSSEL believes that the claim lacks merit and is not supported by the available evidence. In November 2017, the Civil Court of Milan rejected the Foundation’s claims, ruling in favor of CSSEL. In January 2018, the Foundation filed an appeal against this ruling. On June 11, 2019, following a settlement, the Civil Court of Milan dismissed all claims.
Customer account matters
Several clients have claimed that a former relationship manager in Switzerland had exceeded his investment authority in the management of their portfolios, resulting in excessive concentrations of certain exposures and investment losses. Credit Suisse AG is investigating the claims, as well as transactions among the clients. Credit Suisse AG filed a criminal complaint against the former relationship manager with the Geneva Prosecutor’s Office upon which the prosecutor initiated a criminal investigation. Several clients of the former relationship manager also filed criminal complaints with the Geneva Prosecutor’s Office. On February 9, 2018, the former relationship manager was sentenced to five years in prison by the Geneva criminal court for fraud, forgery and criminal mismanagement and ordered to pay damages of approximately USD  130 million. Several parties have appealed the judgement. On June 26, 2019, the Criminal Court of Appeals of Geneva ruled in the appeal of the judgment against the former relationship manager, upholding the main findings of the Geneva criminal court. Several parties have appealed the decision to the Swiss Federal Supreme Court. On February 19, 2020, the Swiss Federal Supreme Court rendered its judgment on the appeals, substantially confirming the findings of the Criminal Court of Appeals of Geneva. Civil lawsuits were initiated between August 7, 2017 and August 25, 2017 in the High Court of Singapore, the High Court of New Zealand and the Supreme Court of Bermuda against Credit Suisse AG and certain affiliates, based on the findings established in the criminal proceedings against the former relationship manager. On July 17, 2018, the High Court of New Zealand dismissed the civil lawsuit brought against Credit Suisse AG and stayed the same lawsuit against a New Zealand incorporated affiliate. On August 31, 2018, the civil lawsuit was stayed by an Assistant Registrar of the High Court of Singapore. Plaintiffs in both the New Zealand and Singapore civil proceedings have appealed these decisions. On January 18, 2019 the Singapore High Court dismissed the plaintiffs’ appeal and upheld the Assistant Registrar’s decision to stay the civil proceedings in Singapore. On April 29, 2019, the plaintiffs appealed the decision of the Singapore High Court only with respect to their action against the Credit Suisse affiliate. On June 21, 2019, the plaintiffs discontinued their action against Credit Suisse AG in the Singapore courts. On May 3, 2019, the plaintiffs filed a notice of abandonment of appeal in the Court of Appeal of New Zealand.
FIFA-related matters
In connection with investigations by US and Swiss government authorities into the involvement of financial institutions in the alleged bribery and corruption surrounding the Fédération Internationale de Football Association (FIFA), Credit Suisse received inquiries from these authorities regarding its banking relationships with certain individuals and entities associated with FIFA, including but not limited to certain persons and entities named and/or described in the May 20, 2015 indictment and the November 25, 2015 superseding indictment filed by the Eastern District of New York US Attorney’s Office. The US and Swiss investigations encompassed whether multiple financial institutions, including Credit Suisse, permitted the processing of suspicious or otherwise improper transactions, or failed to observe anti-money laundering laws and regulations, with respect to the accounts of certain persons and entities associated with FIFA. Credit Suisse continues to cooperate with US authorities on this matter. As previously disclosed, the Swiss Financial Market Supervisory Authority FINMA has announced the conclusion of its investigation.
External asset manager matter
Several clients have claimed that an external asset manager based in Geneva misappropriated funds, forged bank statements, transferred assets between client accounts at Credit Suisse AG as custodian to conceal losses and made investments without the authorization of those clients. The Geneva Prosecutor’s Office initiated a criminal investigation against representatives of the external asset manager and two former Credit Suisse AG employees. This investigation was expanded in November 2018 to also include one former and one current Credit Suisse AG employee and Credit Suisse AG itself in order to assess the sufficiency of Credit Suisse AG’s controls and supervision. In the third quarter of 2019, Credit Suisse AG entered into a two stage, conditional settlement agreement with affected clients. With the cooperation of the Geneva Prosecutor’s Office, the first stage of the settlement was completed in November 2019.
Mossack Fonseca/Israel Desk matters
Credit Suisse, along with many financial institutions, has received inquiries from governmental and regulatory authorities concerning banking relationships between financial institutions, their clients and the Panama-based law firm of Mossack Fonseca. Credit Suisse has also received governmental and regulatory inquiries concerning cross-border services provided by Credit Suisse’s Switzerland-based Israel Desk. Credit Suisse is conducting a review of these issues and has been cooperating with the authorities.
Mozambique matter
Credit Suisse is responding to requests from regulatory and enforcement authorities related to certain Credit Suisse entities’ arrangement of loan financing to Mozambique state enterprises, Proindicus S.A. and Empresa Mocambiacana de Atum S.A. (EMATUM), a distribution to private investors of loan participation notes (LPN) related to the EMATUM financing in September 2013, and certain Credit Suisse entities’ subsequent role in arranging the exchange of those LPNs for Eurobonds issued by the Republic of Mozambique. On January 3, 2019, the United States Attorney for the Eastern District of New York unsealed an indictment against several individuals in connection with the matter, including three former Credit Suisse employees. On May 20, 2019, July 19, 2019 and September 6, 2019, the three former employees pleaded guilty to accepting improper personal benefits in connection with financing transactions carried out with two Mozambique state enterprises. Credit Suisse is cooperating with the authorities on this matter. On February 27, 2019, certain Credit Suisse entities, the same three former employees, and several other unrelated entities were sued in the English High Court by the Republic of Mozambique. On January 21, 2020, Credit Suisse filed its defense. The Republic of Mozambique seeks a declaration that the sovereign guarantee issued in connection with the ProIndicus loan syndication arranged and funded, in part, by a Credit Suisse subsidiary is void and also seeks unspecified damages alleged to have arisen in connection with the transactions involving ProIndicus and EMATUM, and a transaction in which Credit Suisse had no involvement with Mozambique Asset Management S.A.
Cross-border private banking matters
Credit Suisse offices in various locations, including the UK, the Netherlands and France, have been contacted by regulatory and law enforcement authorities that are seeking records and information concerning investigations into our historical private banking services on a cross-border basis and in part through our local branches and banks. Credit Suisse has conducted a review of these issues and is cooperating with the authorities. Credit Suisse applies a strict zero tolerance policy on tax evasion.
Hiring practices investigation
On May 30, 2018, Credit Suisse (Hong Kong) Limited (CSHKL) entered into a non-prosecution agreement to resolve the investigation of past hiring practices between 2007 and 2013 in the Asia Pacific region by the DOJ, under which CSHKL paid a penalty of USD  47 million. No criminal charges were filed and no monitor was required. As part of the agreement, Credit Suisse AG has ongoing obligations, including cooperating with the DOJ, maintaining prescribed standards in its compliance programs and reporting to the DOJ on the functioning of its enhanced compliance programs. On July 5, 2018, Credit Suisse Group AG reached a settlement with the US Securities and Exchange Commission to resolve the parallel investigation of the same conduct for USD  29.8 million.
Write-downs litigation
On December 22, 2017, Credit Suisse Group AG and certain current and former executives were named in a class action complaint filed in the SDNY on behalf of a putative class of purchasers of Credit Suisse Group AG American Depositary Receipts (ADRs), asserting claims for violations of Sections 10(b) and 20(a) of the US Securities Exchange Act of 1934 and Rule 10b-5 thereunder, alleging that defendants sanctioned increases to trading limits that ultimately led to write-downs in the fourth quarter of 2015 and the first quarter of 2016 and a decline in the market value of the ADRs. On April 18, 2018, plaintiffs filed an amended complaint, which asserts substantially the same claims as the original complaint. On February 19, 2019, the SDNY granted in part and denied in part, defendants’ motion to dismiss the amended complaint. The decision narrows the scope of the action to claims related to statements concerning Credit Suisse’s risk limits and controls. On May 16, 2019, the SDNY denied defendants’ motion for reconsideration. Discovery is ongoing.
ETN-related litigation
Since March 14, 2018, three class action complaints were filed in the SDNY on behalf of a putative class of purchasers of VelocityShares Daily Inverse VIX Short Term Exchange Traded Notes linked to the S&P 500 VIX Short-Term Futures Index due December 4, 2030 (XIV ETNs). On August 20, 2018, plaintiffs filed a consolidated amended class action complaint, naming Credit Suisse Group AG and certain affiliates and executives, along with Janus Index & Calculation Services LLC and affiliates, which asserts claims for violations of Sections 9(a)(4), 9(f), 10(b) and 20(a) of the US Securities Exchange Act of 1934 and Rule 10b-5 thereunder and Sections 11 and 15 of the US Securities Act of 1933 and alleges that the defendants are responsible for losses to investors following a decline in the value of XIV ETNs on February 5, 2018. Defendants moved to dismiss the amended complaint on November 2, 2018. On September 25, 2019, the SDNY
granted defendants’ motion to dismiss and dismissed with prejudice all claims against the defendants. On October 18, 2019, plaintiffs filed a notice of appeal.
On April 17, 2018, Credit Suisse AG, along with Janus Index & Calculation Services LLC, was named in an individual civil action in the Northern District of Alabama that makes allegations similar to those alleged in the consolidated New York class action. On August 10, 2018, defendants filed a motion to transfer the action to the SDNY, which was denied on December 17, 2018. On September 26, 2018, defendants filed a motion to dismiss the Alabama complaint. On December 4, 2018, plaintiffs filed an amended complaint, which defendants moved to dismiss on January 11, 2019. On August 22, 2019, the court granted in part and denied in part defendants’ motion to dismiss.
On February 4, 2019, Credit Suisse Group AG and certain affiliates and executives, along with Janus Index & Calculation Services LLC and affiliates, were named in a separate individual action brought in the EDNY, which asserts claims substantially similar to those brought in the consolidated class action. On March 29, 2019, plaintiff voluntarily dismissed its action and filed a substantially similar complaint in the SDNY. On May 16, 2019, defendants filed a motion to dismiss. On January 2, 2020, the SDNY granted defendants’ motion to dismiss. On February 3, 2020, plaintiff filed a notice of appeal.
On June 3, 2019, Credit Suisse AG, an affiliate and executives were named in a separate individual action brought in the SDNY by a purchaser of XIV ETNs, which asserts claims similar to those brought in the consolidated class action complaint as well as additional claims under New York and Pennsylvania state law. On November 12, 2019, defendants filed a motion to dismiss. Plaintiffs responded to the motion to dismiss by filing an amended complaint in lieu of opposing the motion to dismiss. The action has been stayed pending a resolution of the appeal in the consolidated class action.
On February 4, 2019, Credit Suisse Group AG and certain affiliates and executives, along with Janus Index & Calculation Services LLC and affiliates, were named in a class action complaint filed in the SDNY brought on behalf of a putative class of purchasers of VelocityShares Daily Inverse VIX Medium Term Exchange Traded Notes linked to the S&P 500 VIX Mid-Term Futures Index due December 4, 2030 (ZIV ETNs). The complaint asserts claims for violations of Sections 9(a)(4), 9(f), 10(b) and 20(a) of the US Securities Exchange Act of 1934 and Rule 10b-5 thereunder and Sections 11 and 15 of the US Securities Act of 1933 and alleges that the defendants are responsible for losses to investors following a decline in the value of ZIV ETNs in February 2018. On August 20, 2019, plaintiffs filed an amended complaint. On October 21, 2019, defendants filed a motion to dismiss.
TWINT
On November 13, 2018, COMCO announced an investigation into several Swiss financial institutions, including UBS Switzerland AG, Credit Suisse (Schweiz) AG, Aduno Holding AG, PostFinance AG, and Swisscard AECS GmbH. According to COMCO, its investigation is focused on whether these institutions entered into an agreement to boycott mobile payment solutions of international providers, including Apple Pay and Samsung Pay, in order to protect TWINT, their own Swiss payment solution.
SWM
CSI is the defendant in a lawsuit brought by the German public utility company Stadtwerke München GmbH (SWM) in a German court, in connection with a series of interest rate swaps entered into between 2008 and 2012. The claimant alleges breach of an advisory duty to provide both investor- and investment-specific advice, including in particular a duty to disclose the initial mark-to-market value of the trades at inception. On March 22, 2019, the trial court (the Regional Court of Frankfurt am Main) dismissed in their entirety claims against CSI. On April 29, 2019, plaintiff filed a notice of appeal and an application for a supplementary judgment. On November 29, 2019, the court ruled on the supplementary judgment application, finding that SWM was entitled to a refund of negative interest from CSI. CSI is appealing this ruling.
Bulgarian former clients matter
Credit Suisse AG has been responding to an investigation by the Swiss Office of the Attorney General concerning the diligence and controls applied to a historical relationship with Bulgarian former clients who are alleged to have laundered funds through Credit Suisse AG accounts. Credit Suisse AG believes its diligence and controls complied with applicable legal requirements, and intends to defend itself vigorously.